UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2019 to December 31, 2019

Date of Report (Date of earliest event reported):

Date of Report is December 31, 2019

SSF Settlement Finance LLC1

(Exact name of securitizer as specified in its charter)

025-00595	0001541791
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Len Padula, Vice President, 212-346-9004

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

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SSF Settlement Finance LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities issued by it and outstanding during the reporting period in the structured settlement receivables asset class.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SSF SETTLEMENT FINANCE LLC (Securitizer)

By:	Structured Settlement Funding LLC, its member

By:	SSF Holding Company, Inc., its Class A member

By:	/s/ Len Padula
Name: Len Padula
Title: Vice President

Date: February 10, 2020

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